Investments - Schedule Of Amortized Cost ad Fair value Fixed Maturities Securities and Short term Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
US Government Corporations and Agencies Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Fair Value		$ 10.1
All Other Government Securities Member [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost		9.5
Hippo Enterprises Inc And Subsidiaries [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	$ 56.9	55.9	$ 96.4
Unrealized Gains	0.0	0.1	0.1
Unrealized Losses	(0.3)	0.0	0.0
Fair Value	56.6	56.0	96.5
Hippo Enterprises Inc And Subsidiaries [Member] | US Government Corporations and Agencies Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	10.0	10.1
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	10.0	9.5
Hippo Enterprises Inc And Subsidiaries [Member] | All Other Government Securities Member [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost		0.6
Unrealized Gains		0.0
Unrealized Losses		0.0
Fair Value		0.6
Hippo Enterprises Inc And Subsidiaries [Member] | US States and Political Subdivisions Debt Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	5.9	5.1
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	5.9	5.1
Hippo Enterprises Inc And Subsidiaries [Member] | Corporate Debt Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	18.5	17.4
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.1)	0.0
Fair Value	18.4	17.4
Hippo Enterprises Inc And Subsidiaries [Member] | Foreign Government Short-term Debt Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	0.3	0.8
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	0.3	0.8
Hippo Enterprises Inc And Subsidiaries [Member] | Residential Mortgage Backed Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	10.7	12.9
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.1)	0.0
Fair Value	10.6	12.9
Hippo Enterprises Inc And Subsidiaries [Member] | Commercial Mortgage Backed Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	5.1	5.4
Unrealized Gains	0.0	0.1
Unrealized Losses	(0.1)	0.0
Fair Value	5.0	5.5
Hippo Enterprises Inc And Subsidiaries [Member] | Asset-backed Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost	6.4	4.2
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	$ 6.4	$ 4.2
Hippo Enterprises Inc And Subsidiaries [Member] | US Government Debt Securities [Member]
Schedule Of Available For Sale Securities Reconciliation [Line Items]
Amortized Cost			96.4
Unrealized Gains			0.1
Unrealized Losses			0.0
Fair Value			$ 96.5